Expense Example, No Redemption - PUTNAM INTERNATIONAL EQUITY FUND /MA/ - Class C Shares	Jun. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 194
Expense Example, No Redemption, 3 Years	600
Expense Example, No Redemption, 5 Years	1,031
Expense Example, No Redemption, 10 Years	$ 2,038